File No. 33-8982
ICA No. 811-4852
As filed with the Securities and Exchange Commission on March 9, 2021.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No. ___
Post-Effective Amendment No. 189
And
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
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Amendment No. 190

VICTORY PORTFOLIOS
(Exact name of Registrant as Specified in Trust Instrument)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44114
(Address of Principal Executive Offices)
(800) 539-3863
(Area Code and Telephone Number)

Copy to:
Charles Booth Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, Ohio 43219	Christopher K. Dyer Victory Portfolios 4900 Tiedeman Road, 4th Floor Brooklyn, OH 44144	Jay G. Baris Sidley Austin LLP 787 Seventh Avenue New York, New York 10019
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.
It is proposed that this filing will become effective:
☐
Immediately upon filing pursuant to paragraph (b)
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On (March 15, 2021) pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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On (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 189 to the Registration Statement on Form N-1A for Victory Portfolios is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of delaying, until March 15, 2021, the effectiveness of Post-Effective Amendment No. 185 ("PEA No. 185"), which was filed with the Securities and Exchange Commission (the "Commission") via EDGAR on December 16, 2020, accession number 0001683863-20- 015210. Post-Effective Amendment No. 186 to the Registration Statement on Form N-1A for Victory Portfolios was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act, solely for the purpose of delaying until March 10, 2021, the effectiveness of PEA 185, which was filed with the Commission via EDGAR on February 25, 2021, accession number 0001683863-21-001009 (and subsequently corrected on February 26, 2021, accession number 0001683863-21-001114). Since no other changes are intended to be made to PEA No. 185 by means of this filing, Parts A, B and C of PEA No. 185 are incorporated herein by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 9th day of March, 2021.
VICTORY PORTFOLIOS
(Registrant)
By:/s/ Christopher K. Dyer

Christopher K. Dyer, President
(Principal Executive Officer)
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of March, 2021.

Signature	Title
/s/ Christopher K. Dyer Christopher K. Dyer	President (Principal Executive Officer)
/s/ Allan Shaer Allan Shaer	Treasurer (Principal Accounting Officer and Principal Financial Officer)
* Leigh A. Wilson	Chairman of the Board and Trustee
* David Brooks Adcock	Trustee
* Nigel D.T. Andrews	Trustee
* E. Lee Beard	Trustee
* David C. Brown	Trustee
* Dennis M. Bushe	Trustee
* John L. Kelly	Trustee
* David L. Meyer	Trustee
* Gloria S. Nelund	Trustee
*By: /s/ Jay G. Baris

Jay G. Baris
Attorney-in-Fact